S000025873 [Member] Investment Objectives and Goals - TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TAX‑ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.